Financial risk - Liquid assets (Details) - Liquidity risk - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Financial assets
Liquid assets	$ 221,176	$ 169,871
Average
Financial assets
Liquid assets	192,604	156,295
Cash
Financial assets
Liquid assets	29,099	18,398
Cash | Average
Financial assets
Liquid assets	28,157	19,189
Trading securities and financial assets measured at FVIS
Financial assets
Liquid assets	29,364	18,867
Trading securities and financial assets measured at FVIS | Average
Financial assets
Liquid assets	14,789	17,184
Investment securities
Financial assets
Liquid assets	91,097	73,328
Investment securities | Average
Financial assets
Liquid assets	82,678	66,701
Loans
Financial assets
Liquid assets	71,616	58,933
Loans | Average
Financial assets
Liquid assets	66,512	52,498
Other financial assets
Financial assets
Liquid assets		345
Other financial assets | Average
Financial assets
Liquid assets	$ 468	$ 723